Debt And Liquidity (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule Of Long-Term Debt
The following table presents our long-term debt:

	As of December 31, 2018	As of December 31, 2017
	(Dollars in thousands)
Old Credit Facility (Old Revolving Facility and Old Term Loan Facility)	$—	$58,192
Senior Notes	—	280,586
2018 Credit Facility (2018 Term Loan and 2018 Revolving Facility)	2,155,883	—
Other Debt	751	596
Total Debt	2,156,634	339,374
Less: Short-term Debt	(106,323)	(16,474)
Long-term Debt	$2,050,311	$322,900